Consolidated Balance Sheets - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Assets
Cash and due from banks	[1]	$ 37,024	$ 56,723
Interest-bearing deposits with banks		50,364	66,020
Securities (Note 4)
Trading		219,067	183,300
Investment, net of applicable allowance		342,721	256,618
Securities		561,788	439,918
Assets purchased under reverse repurchase agreements and securities borrowed		309,683	350,803
Loans (Note 5)
Retail		652,344	626,978
Wholesale		397,171	360,439
Loans		1,049,515	987,417
Allowance for loan losses (Note 5)		(7,093)	(6,037)
Loans, net		1,042,422	981,380
Other
Derivatives (Note 9)		177,206	150,612
Premises and equipment (Note 10)		6,819	6,852
Goodwill (Note 11)		19,405	19,286
Other intangibles (Note 11)		7,402	7,798
Other assets (Note 13)		112,893	92,190
Total other assets		323,725	276,738
Total assets		2,325,006	2,171,582
Deposits (Note 14)
Personal		529,740	522,139
Business and government		946,314	839,670
Bank		39,562	47,722
Total deposits		1,515,616	1,409,531
Other
Obligations related to securities sold short		49,891	35,286
Obligations related to assets sold under repurchase agreements and securities loaned		289,516	305,321
Derivatives (Note 9)		183,953	163,763
Insurance contract liabilities (Note 15)		24,327	22,231
Other liabilities (Note 17)		108,591	94,712
Total other liabilities		656,278	621,313
Subordinated debentures (Note 18)		13,961	13,546
Total liabilities		2,185,855	2,044,390
Equity attributable to shareholders
Retained earnings		96,938	88,608
Other components of equity		9,726	8,498
Total equity attributable to shareholders		139,092	127,089
Non-controlling interests		59	103
Total equity		139,151	127,192
Total liabilities and equity		2,325,006	2,171,582
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 19)		11,675	9,031
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 19)		$ 20,753	$ 20,952

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2025 (October 31, 2024 – $2 billion; October 31, 2023 – $3 billion).